OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term assets	Brookfield Renewable’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2020	2019
Contract asset		$409	$422
Restricted cash	23	75	104
Other		121	77
		$605	$603